Document and Entity Information	9 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Telemynd, Inc.
Entity Central Index Key	0001771077
Amendment Flag	true
Amendment Description	Amendment No. 3
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE